RELATED PARTY TRANSACTIONS (Details Narrative)				3 Months Ended		10 Months Ended	12 Months Ended
	May 01, 2023 USD ($)	Nov. 23, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($)	Mar. 31, 2023 USD ($) Integer $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) Integer $ / shares shares	Dec. 31, 2021 USD ($) shares	Feb. 13, 2023 $ / shares	Sep. 14, 2018 USD ($)
Related Party Transaction [Line Items]
Common stock value issued
Sale of stock price per share | $ / shares							$ 10.45
Interest rate				50.00%			50.00%
Proceeds from offering						197,498,815
Debt repayment conversion	$ 1.00
Warrants exercise per share | $ / shares		$ 11.50		$ 0.01			$ 0.01
Stock issuance, cost						$ 582,540
Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued | shares						58,030,000	58,030,000	58,030,000
Common stock value issued						$ 58,030	$ 58,030	$ 58,030
Debt principal amount										$ 7,500,000
Other liabilities						52,165,395	83,757,317	52,165,395
Revenue							55,500,917	57,501,370
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Payment for services				$ 10,000			10,000
Administrative services expenses				30,000	$ 30,000	10,000	120,000
Reimbursed cost				$ 24,970	$ 21,460	26,403	167,618
Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from note payable related party			$ 338,038
Debt maturity date			Dec. 10, 2021
Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable						0		0
Ripple Solution [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Other liabilities						$ 44,500,000	738,600,000	44,500,000
Related party amounts							721,100,000	49,100,000
Revenue							2,300,000	300,000
Ripple [Member] | Seamless Group Inc [Member]
Related Party Transaction [Line Items]
Interest paid							$ 191,245	$ 61,214
IPO [Member]
Related Party Transaction [Line Items]
Sale of stock price per share | $ / shares		$ 10.15		$ 10.15			$ 10.15
Proceeds from offering		$ 202,998,782
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from offering			$ 696,875
Proceeds from note payable related party			$ 338,038
Debt maturity date			Dec. 10, 2021
IPO [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt principal amount			$ 400,000
Interest rate			0.01%
IPO [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Other liabilities				$ 0			$ 0
Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Debt repayment conversion				$ 1,500,000			$ 1,500,000
Affiliate Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Warrants exercise per share | $ / shares				$ 1.00			$ 1.00
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued | shares				5,833,083		5,833,083	5,833,083	5,833,083
Common stock value issued				$ 583		$ 583	$ 583	$ 583
Issuance of class B ordinary share to sponsor, shares | shares		99,999
Percentage of issued and outstanding shares after initial public offering				22.58%		22.58%	22.58%	22.58%
Share issued during the period, value		$ 268,617
Offering cost		2.87%
Stock issuance, cost		$ 9,351,106
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock value issued				$ 25,100		$ 25,100	$ 25,100	$ 25,100
Common Class B [Member] | EF Hutton [Member]
Related Party Transaction [Line Items]
Issuance of class B ordinary share to sponsor, shares | shares				69,999			69,999	69,999
Common Class B [Member] | Jones Trading [Member]
Related Party Transaction [Line Items]
Issuance of class B ordinary share to sponsor, shares | shares				30,000			30,000	30,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued | shares				0		0	0	0
Common stock value issued
Sale of stock price per share | $ / shares				$ 12.00			$ 12.00		$ 10.49
Common Class A [Member] | IPO [Member]
Related Party Transaction [Line Items]
Issuance of class B ordinary share to sponsor, shares | shares		19,999,880
Sale of stock price per share | $ / shares		$ 10.00
Proceeds from offering		$ 199,998,800
Warrants exercise per share | $ / shares		$ 11.50
Stock issuance, cost		$ 9,351,106
Common Class A [Member] | Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Ordinary shares trading days | Integer				20			20